SCHEDULE OF RECONCILIATION OF THE FEDERAL INCOME TAX RATE (Details)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Income Tax Disclosure [Abstract]
Federal Statutory Rate	21.00%	21.00%
State tax, net of income tax benefit	0.00%	0.00%
Effect of permanent difference	(11.00%)	(0.10%)
Change in valuation allowance	(10.00%)	(20.90%)
Effective income tax rate reconciliation